Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

16.

Subsequent Events

Departure of Certain Officers and Appointment of Certain Officers

On March 9, 2015 the Company entered into a Severance Agreement (the “Severance Agreement”) with Matthew Czajkowski, the Company's Chief Financial Officer effective March 15, 2015. The complete terms of the Severance Agreement is filed as Exhibit 10.1 to Form 8-K filed March 11, 2015. Mr. Czajkowski has the ability to exercise all stock options issued to him that vested prior to the date of resignation at any time prior to the ten year anniversary of the date of grant and any unvested options at the time of resignation were immediately vested and are exercisable for 90 days after March 15, 2015.

On March 9, 2015, the Company entered into a consulting agreement (the “Consulting Agreement”) with Danforth Advisors, LLC (“Danforth”), pursuant to which Danforth will provide finance, accounting and administrative functions, including interim chief financial officer services to be provided by Mr. Stephen J. DiPalma. The Company will pay Danforth an agreed upon hourly rate for such services and will reimburse Danforth for expenses. The Consulting Agreement will continue until December 31, 2015 and may be extended by mutual agreement of the parties. The Consulting Agreement may be terminated by the Company with cause immediately and without cause, upon 30 days written notice.

Public Offering

On March 10, 2015, the Company entered into an Underwriting Agreement (the “Underwriting Agreement”) with Aegis Capital Corp. (“Aegis”), as representative of the several underwriters named therein (the “Underwriters”), providing for the offer and sale in a firm commitment underwritten public offering (the “Offering”) of 1,640,000 shares of the Company's common stock, and 246,000 additional shares of the common stock to cover over-allotments at an offering price of $6.50 per share. The net proceeds to the Company from the Offering were approximately $11.1 million, after deducting underwriting discounts and commissions and other estimated offering expenses. The Underwriting Agreement contains customary representations, warranties, and agreements by the Company, customary conditions to closing, indemnification obligations of the Company and the Underwriters, including for liabilities under the Securities Act of 1933, as amended (the “Securities Act”), other obligations of the parties and termination provisions. The Underwriting Agreement is filed as Exhibit 1.1 to the Form 8-K filed March 12, 2015.